SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	March 31, 2015	March 31, 2014
Convertible notes payable	-	3,000,000
Series A convertible preferred stock	-	11,045,655
Options to purchase common stock	22,365,236	23,110,318
Warrants to purchase common stock	11,045,654	12,004,589
Restricted stock units	1,090,487	5,532,640
Totals	34,501,377	54,693,202

	December 31, 2014	December 31, 2013
Convertible notes payable	-	3,000,000
Series A convertible preferred stock	2,383,314	11,045,655
Options to purchase common stock	22,052,736	13,877,573
Warrants to purchase common stock	11,045,654	32,495,753
Restricted stock units	2,180,974	13,456,667
Totals	37,662,678	73,875,648

Schedule of Accrued Liabilities [Table Text Block]
	December 31, 2014	December 31, 2013
Payroll	$169,965	$4,878
Legal and accounting services	39,103	-
Interest and other	27,458	-
Accrued expenses	$236,526	$4,878